Stockholders' Deficit - Additional Information (Details)	1 Months Ended	3 Months Ended	6 Months Ended	12 Months Ended				14 Months Ended
	Nov. 30, 2022 $ / shares shares	Jun. 30, 2024 USD ($)	Jun. 30, 2024 USD ($)	Dec. 31, 2024 USD ($) $ / shares shares		Dec. 31, 2023 USD ($) $ / shares shares		Dec. 31, 2023 USD ($) $ / shares shares		Jun. 30, 2025 $ / shares shares		Apr. 24, 2025 $ / shares	Mar. 31, 2025 $ / shares shares	Nov. 22, 2024 $ / shares shares	Nov. 12, 2024 $ / shares	May 13, 2024 $ / shares	May 12, 2024 $ / shares	Mar. 04, 2024 vote $ / shares shares
Class of Stock [Line Items]
Common stock, shares authorized (in shares)				500,000,000	[1],[2]	100,000,000	[1]	100,000,000	[1]	500,000,000	[2]
Common stock, shares, outstanding (in shares)				8,922,906	[2]	3,192,251		3,192,251		9,547,997	[2]							7,145,907
Common stock, par or stated value per share (in dollars per share) | $ / shares				$ 0.0001	[1],[2]	$ 0.0001	[1]	$ 0.0001	[1]	$ 0.0001	[2]							$ 0.0001
Number of entitled vote | vote																		1
Preferred stock, shares authorized (in shares)				10,000,000		10,000,000		10,000,000		10,000,000			10,000,000
Preferred stock, par or stated value per share (in dollars per share) | $ / shares				$ 0.0001		$ 0.0001		$ 0.0001		$ 0.0001			$ 0.0001
Preferred stock, shares outstanding (in shares)				0		0		0		0			0
Preferred stock, shares issued (in shares)				0		0		0		0			0
Deemed dividend related to modification of equity classified warrants | $		$ 0	$ 0	$ 0
Class of warrant or right, modification, liability | $				200,513
Private Investment Public Entity Agreement | Related Party
Class of Stock [Line Items]
Class of warrant or right, exercise price of warrants or rights (in dollars per share) | $ / shares														$ 2.016
Shares issued, price per share (in dollars per share) | $ / shares														$ 1.752	$ 1.752
Common stock, shares subscribed but unissued (in shares)										2,050,047				1,458,314
Class of warrant or right, unissued (in shares)														1
Accumulated Deficit
Class of Stock [Line Items]
Deemed dividend related to modification of equity classified warrants | $		$ (5,185,502)	$ (5,185,502)	$ (5,185,502)
QT Imaging Private Placement Warrants
Class of Stock [Line Items]
Number of securities called by each warrant or right (in shares)	1			0
QT Imaging Warrants
Class of Stock [Line Items]
Class of warrant or right, exercise price of warrants or rights (in dollars per share) | $ / shares																		$ 35.01
Warrants and rights outstanding, fair value | $						$ 462,413
Share-based compensation arrangement by share-based payment award, non-option equity instruments, issued (in shares)				0
Class of warrant or right, outstanding (in shares)				0		140,688		140,688
QT Imaging Remaining Warrants
Class of Stock [Line Items]
Warrants and rights outstanding, fair value | $						$ 15,317
PubCo Warrants
Class of Stock [Line Items]
Class of warrant or right, exercise price of warrants or rights (in dollars per share) | $ / shares				$ 34.50												$ 6.90	$ 34.50
Shares issued, price per share (in dollars per share) | $ / shares				$ 27.60
Total equity proceeds, percentage				65.00%						65.00%
Class of warrant or right, threshold trading days				20 days						20 days
Class of warrant or right, greater than the market value, percentage				115.00%						115.00%
Class of warrant or right, threshold trading day period				30 days						30 days
Expiration term				5 years
Class of warrant or right, outstanding (in shares)				7,963,212						7,963,212
PubCo Warrants | Minimum
Class of Stock [Line Items]
Class of warrant or right, exercise price of warrants or rights (in dollars per share) | $ / shares				$ 0.03
PubCo Warrants | Maximum
Class of Stock [Line Items]
Class of warrant or right, exercise price of warrants or rights (in dollars per share) | $ / shares				$ 54.00												$ 10.80	$ 54.00
Common Stock
Class of Stock [Line Items]
Number of securities called by each warrant or right (in shares)	1
Warrants
Class of Stock [Line Items]
Number of securities called by each warrant or right (in shares)	1
Private Placement
Class of Stock [Line Items]
Sale of stock, number of shares issued in transaction (in shares)	114,235					29,844		55,975
Sale of stock, price per share (in dollars per share) | $ / shares	$ 35.01
Class of warrant or right, exercise price of warrants or rights (in dollars per share) | $ / shares												$ 2.16
Proceeds from issuance of units | $						$ 1,026,550		$ 1,932,850
Private Placement | QT Imaging Private Placement Warrants
Class of Stock [Line Items]
Class of warrant or right, exercise price of warrants or rights (in dollars per share) | $ / shares	$ 35.01

[1]	Amounts as of December 31, 2023 differ from those in prior year consolidated financial statements as they were retrospectively adjusted as a result of the accounting or the Business Combination (as defined in the Notes to Consolidated Financial Statements).
[2]	Amounts as of June 30, 2025 and December 31, 2024 differ from those published in prior condensed consolidated financial statements as they were retrospectively adjusted as a result of the Reverse Stock Split (as described below in Note 1, The Company and Summary of Significant Accounting Policies). Specifically, the number of common shares outstanding during periods before the Reverse Stock Split are divided by the exchange ratio of 3:1, such that each three shares of common stock were combined and reconstituted into one share of common stock effective October 23, 2025.